Earning (Loss) Per Share - Schedule of Earnings (Loss) Per Share (Details) - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Numerator:
Net income (loss) attributable to the Company’s shareholders		$ 5,587,625	$ (1,373,504)	$ 1,986,119
Denominator:
Weighted average number of ordinary shares outstanding	[1]	107,184,280	105,013,283	104,972,026
Earning (loss) per ordinary share – basic		$ 0.05	$ (0.01)	$ 0.02
Earning (loss) per ordinary share –diluted		$ 0.05	$ (0.01)	$ 0.02

[1]	Giving retroactive effect to reverse recapitalization effected on February 13, 2025.